Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 930,739	$ 901,227	$ 840,982
Voyage expenses	103,643	110,483	97,584
Vessel operating expenses	344,128	317,576	307,960
Time-charter hire expense	56,682	56,989	74,478
Depreciation and amortization	199,006	189,364	171,730
General and administrative	44,473	34,581	37,133
Write down and loss on sale of vessels	76,782	24,542	37,039
Restructuring charge	2,607	1,115	3,924
Income from vessel operations	103,418	166,577	111,134
Equity income	6,731	0	0
Investment in joint venture	52,120	0	0
Expenditures for vessels and equipment	455,578	87,408	148,480
Expenditures for dry docking	19,020	19,101	24,507
Shuttle Tankers [Member]
Segment Reporting Information [Line Items]
Revenues	552,019	569,519	573,296
Voyage expenses	99,543	104,394	95,864
Vessel operating expenses	152,986	160,957	186,642
Time-charter hire expense	56,682	56,989	74,478
Depreciation and amortization	115,913	122,921	115,637
General and administrative	21,821	20,146	24,692
Write down and loss on sale of vessels	76,782	24,542	28,270
Restructuring charge	2,169	647	1,227
Income from vessel operations	26,123	78,923	46,486
Equity income	0	0	0
Investment in joint venture	0	0	0
Expenditures for vessels and equipment	427,069	83,491	130,363
Expenditures for dry docking	17,487	14,977	16,892
FPSO [Member]
Segment Reporting Information [Line Items]
Revenues	284,932	231,688	173,836
Voyage expenses	0	0	0
Vessel operating expenses	152,616	111,855	82,434
Time-charter hire expense	0	0	0
Depreciation and amortization	66,404	50,905	37,496
General and administrative	17,742	11,208	9,756
Write down and loss on sale of vessels	0	0	0
Restructuring charge		0	0
Income from vessel operations	48,170	57,720	44,150
Equity income	6,731	0	0
Investment in joint venture	52,120	0	0
Expenditures for vessels and equipment	28,260	3,055	16,038
Expenditures for dry docking	0	0	0
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Revenues	34,772	37,119	31,119
Voyage expenses	4,532	5,689	332
Vessel operating expenses	5,813	6,509	6,115
Time-charter hire expense	0	0	0
Depreciation and amortization	6,511	6,500	6,588
General and administrative	2,357	1,389	1,205
Write down and loss on sale of vessels	0	0	0
Restructuring charge	438	468	0
Income from vessel operations	15,121	16,564	16,879
Equity income	0	0	0
Investment in joint venture	0	0	0
Expenditures for vessels and equipment	68	598	2,313
Expenditures for dry docking	1,533	70	670
FSO [Member]
Segment Reporting Information [Line Items]
Revenues	59,016	62,901	62,731
Voyage expenses	(432)	400	1,388
Vessel operating expenses	32,713	38,255	32,769
Time-charter hire expense	0	0	0
Depreciation and amortization	10,178	9,038	12,009
General and administrative	2,553	1,838	1,480
Write down and loss on sale of vessels	0	0	8,769
Restructuring charge	0	0	2,697
Income from vessel operations	14,004	13,370	3,619
Equity income	0	0	0
Investment in joint venture	0	0	0
Expenditures for vessels and equipment	181	264	(234)
Expenditures for dry docking	$ 0	$ 4,054	$ 6,945